Finance income and cost (Tables)	12 Months Ended
Dec. 31, 2022
Finance income and cost
Schedule of finance income

	2022		2021		2020
Interest on cash and equivalents	US$	12,036	US$	2,872	US$	4,384
Interest on cash and equivalents held in the trust CIB/3249		711		280		301
Interest on recovery of guarantee deposits		155		379		99
	US$	12,902	US$	3,531	US$	4,784

Schedule of finance cost

	2022		2021		2020
Interest expense on lease liabilities and aircraft and engine lease return obligation	US$	174,769	US$	128,159	US$	108,907
Interest on asset backed trust notes		12,049		5,672		5,448
Cost of letter credit notes		4,131		3,025		3,410
Other finance costs		584		1,589		481
Interest on debts and borrowings*		533		703		768
Bank fees and others		308		226		176
Derivative financial instruments loss		161		—		19,130
	US$	192,535	US$	139,374	US$	138,320

Schedule of capitalized interest

	2022		2021		2020
Interest on debts and borrowings	US$	8,448	US$	7,801	US$	18,640
Capitalized interest (Note 12)		(7,915)		(7,098)		(17,872)
Net interest on debts and borrowing in the consolidated statements of operations	US$	533	US$	703	US$	768